JPMorgan Emerging Markets Research Enhanced Equity Fund Expense Example - I Shares [Member] - JPMorgan Emerging Markets Research Enhanced Equity Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	$ 836